Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Maximum matching percentage of 401(k) contribution	50.00%
Percentage of matched employee contribution	6.00%
401(k) expense	$ 19.8	$ 22.8	$ 30.2
Multi-employer plan contributions	32.8	51.5	48.0
Multi-Employer Plan Withdrawal Liability [Member]
Loss contingency, payments made	$ 0	$ 17.4	$ 15.0